Operating Segments (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Other comprehensive income (loss), net of tax	$ (31.0)	$ 132.0
SCANA
Segment Reporting Information [Line Items]
Income tax related to regulatory assets acquired	264.0
Income tax related to regulatory assets acquired, after tax	198.0
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Other comprehensive income (loss), net of tax	(5.0)	5.0
Operating Segments
Segment Reporting Information [Line Items]
After- tax net expenses	1,400.0	218.0
Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net expenses	324.0	189.0
Operating revenue recorded charge	29.0
Operating revenue recorded charge, after tax	22.0
Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
One-time rate credit amount		215.0
One-time rate credit amount after tax		160.0
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
After- tax net expenses	1,600.0	238.0
Corporate and Other | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
After- tax net expenses	344.0	197.0
Southeast Energy
Segment Reporting Information [Line Items]
Charge for refund of amounts from customers	1.0
Charge for refund of amounts from customers, after tax	756.0
Litigation settlement expense	169.0
Litigation settlement expense, after tax	127.0
Merger and integration related costs	106.0
Merger and integration-related costs, after tax	81.0
Charge for property, plant and equipment acquired but committed to forgo recovery	105.0
Charge for property, plant and equipment acquired but committed to forgo recovery, after tax	79.0
Power Generation | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset retirement obligations	369.0
Asset retirement obligations, after tax	275.0
Power Generation | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Benefit from revision of future closure costs	113.0
Benefit from revision of future closure costs, after tax	84.0
Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Gain loss on investments held in nuclear decommissioning trust funds	253.0	43.0
Other comprehensive income (loss), net of tax	189.0	32.0
Power Generation | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset retirement obligations	369.0
Asset retirement obligations, after tax	275.0
Operating revenue recorded charge, after tax	19.0
Power Generation | Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Benefit from revision of future closure costs	113.0
Benefit from revision of future closure costs, after tax	84.0
Charge associated with one-time rate credits of certain amounts to utility customers, after tax		109.0
Power Delivery | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset retirement obligations	160.0
Asset retirement obligations, after tax	119.0
Power Delivery | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Asset retirement obligations	160.0
Asset retirement obligations, after tax	119.0
Operating revenue recorded charge, after tax	$ 3.0
Charge for storm damage and service restoration		31.0
Charge for storm damage and service restoration, after tax		23.0
Power Delivery | Operating Segments | Virginia Electric and Power Company | Virginia Legislation
Segment Reporting Information [Line Items]
Charge associated with one-time rate credits of certain amounts to utility customers, after tax		$ 51.0